Leases (Details) - Jun. 30, 2025	USD ($)	CNY (¥)
Leases [Abstract]
2025 (remaining six months)	$ 111,459	¥ 797,894
2026	148,659	1,064,188
2027
2028
2029
Total lease payments	260,118	1,862,082
Less: Interest	(10,772)	(77,108)
Present value of lease liabilities	$ 249,346	¥ 1,784,974